--------------------------------------------------------------------------------
      As filed with the Securities and Exchange Commission on May 21, 2002.
                       Securities Act File No. 033-38074.
                       Investment Trust Act No. 811-6260.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Amendment No.                                                         [26]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                   [X]
Post Effective Amendment No.                                          [24]

                             QUAKER INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 76
                               Post Office Box 987
                             Valley Forge, PA 19482
                                 1-800-220-8888

                                AGENT FOR SERVICE
                              David D. Jones, Esq.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/X/  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended June 30, 2001, on September 21, 2001.

--------------------------------------------------------------------------------

                             QUAKER INVESTMENT TRUST
                       CONTENTS OF REGISTRATION STATEMENT

This Registration document is comprised of the following:

1.   Cover Sheet.
2.   Contents of Registration Statement.
3.   Prospectus for the Quaker Global Biotech + Fund
4.   Statement of Additional Information for the new series of the Trust.
5.   Part C of Form N-1A.
6.   Signature Page.
7.   Exhibits.

                                                                      PROSPECTUS
                                                              DATED JULY 1, 2002


The Quaker(R)  Global Biotech+ Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.


The Quaker(R)Investment Trust
1288 Valley Forge Road, Suite 76
Valley Forge, PA 19482
1-800-220-8888

                                TABLE OF CONTENTS

THE QUAKER GLOBAL BIOTECH FUND ...........................................    --
--------------------------------------------------------------------------------

The Fund's Investment Objective ..........................................    --
The Fund's Principal Investment Strategies and Policies ..................    --
The Investment Selection Process Used by the Fund's Sub-Advisor ..........    --
The Fund's Principal Investment Risks ....................................    --
The Fund's Past Performance History ......................................    --
Costs of Investing in the Fund ...........................................    --
Expense Example ..........................................................    --

WHO MANAGES THE FUNDS ....................................................    --
--------------------------------------------------------------------------------

The Investment Advisor ...................................................    --
The Fund's Sub-Advisor ...................................................    --
The Fund's Portfolio Managers ............................................    --

HOW TO BUY AND SELL SHARES ...............................................    --
--------------------------------------------------------------------------------

Pricing of Fund Shares ...................................................    --
Investing in the Fund ....................................................    --
Class A Shares ...........................................................    --
Minimum Investments ......................................................    --
How To Sell (Redeem) Your Shares .........................................    --
Dividends and Distributions ..............................................    --
Tax Considerations .......................................................    --
General Information ......................................................    --

FOR MORE INFORMATION .....................................................    --
--------------------------------------------------------------------------------

YOUR GUIDE
TO THE PROSPECTUS

     This Prospectus is designed to help you make an informed decision about whether investing in the Quaker Global Biotech Fund is appropriate for you. Please read it carefully before investing and keep it on file for future reference. When we are discussing the Quaker Global Biotech Fund, we will refer to it either by its full name or as the "Fund.", when appropriate

     To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information you are looking for.

     The first section describes the Fund's investment objective, investment strategies and policies, risks, and the likely costs of investing in the Fund. In particular, this section tells you four important things about the Fund that you should know before you invest:

     o    The Fund's investment objective - what the Fund is trying to achieve.

     o The Fund's principal investment strategies - how the Fund tries to meet its investment objective.

     o The investment selection process used by the Fund - how the Fund chooses its primary investments.

     o Risks you should be aware of - the principal risks of investing in the Fund.

This section also gives you information relating to the investment Advisor that chooses the Fund's investments and manages the Fund's investment portfolio.

     The other three sections of the Prospectus - WHO MANAGES THE FUNDS, HOW TO BUY AND SELL SHARES, and FOR MORE INFORMATION - provide you with detailed information about how the Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about the Funds.

THE QUAKER GLOBAL BIOTECH FUND
------------------------------

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to achieve long capital appreciation. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

Under normal market conditions, the Fund will invest at least 80% of its assets in the securities of companies engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services. These types of products and services currently include, but are not limited to, biopharmaceutical and biomedical products and services, drug research, development and production, and other related emerging technologies.

In selecting investments for the Fund, the Fund's sub-Advisor will:

o invest a majority of the Fund's assets in stocks of companies without regard to market capitalization;
o invest in stocks of companies that have attractive growth prospects resulting from leading edge product research and development that are engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services. These types of products and services currently include, but are not limited to, biopharmaceutical and biomedical products and services, drug research, development and production, and other related emerging technologies;
o hold a focused portfolio of between 15 to 25 stocks in the Fund's portfolio;
o    invest in stocks of companies that have undervalued or overlooked assets;
o invest up to 30% of the Fund's assets in companies whose securities trade outside the United States; and
o commit up to 25% of the Fund's assets in short selling as a hedge and to increase the overall return to the Fund

The Fund will generally invest for the long term and will, under most conditions, stay at least 80% invested in securities. However, under abnormal market or economic conditions, the Fund's Sub-Advisor may adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Fund's performance may be negatively affected as a result.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e and p/s ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital growth and little or no emphasis on dividend income.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The Fund will normally invest its remaining assets, if any, in a variety of other securities, such as US government debt instruments, corporate debt securities, other unaffiliated mutual funds, commercial paper, bankers acceptances and repurchase agreements.

THE INVESTMENT SELECTION PROCESS USED BY THE FUND'S SUB-ADVISOR

The Sub-Advisor employs fundamental security analysis of individual companies which have been identified through the "bottom up" approach. In selecting stocks for the fund, the Sub-Advisor engages in its own primary research, and focuses on the type of business engaged in, the pipeline of products and services in development, the financial strength of the company and its commitment to research and development, the validity and marketability of the products and services, and the company's valuations in the marketplace.

In order to assist the Sub-Advisor in its assessments of a company's worth to the fund, the Sub-Advisor has formed a Scientific Advisory Network of scientists from around the world. This network evaluates new products being developed by companies under review by the Sub-Advisor and renders its opinion as to the likely benefits and uses for such products.

The Sub-Advisor seeks to purchase strong companies trading at reasonable prices. As part of its fundamental research, the Advisor may also rely upon specific sources of information, including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Sub-Advisor also reviews traditional financial data such as price-sales and earnings ratios, returns on assets and equity, market volatility of the company's securities, earnings growth vs. cash flow, and price to cash ratios.

THE FUND'S PRINCIPAL INVESTMENT RISKS

Risks in General
----------------
You could lose money investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests on a day-to-day basis. There is also the risk the Sub-Advisor will not accurately predict the direction of the market as a whole and or may select stocks that under perform the market or their peers. As a result, the Sub-Advisor's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks
-----------------------------------
The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Growth Risk
-----------
The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "growth" stocks, in general, may lose favor in the market and under perform other types of securities.

Non-Diversification Risk
------------------------
Non-diversification increases the risk that the value of the Fund could decrease because of the poor performance of a single investment, because the Fund may have invested a substantial portion (up to 25%of its total assets) in that single security. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Industry Risk
-------------
Industry risk is the risk that stocks within the same industry will decline in value due to industry-specific market or economic developments. To the extent that the Fund invests in the biotechnology, healthcare and pharmaceutical industries, it is subject to the risk that the companies in those industries are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace. Although the Advisor currently believes that investments by the fund in these industries will offer greater opportunity for capital growth than investment in other industries, investments in these industries can fluctuate dramatically and will expose you to greater than average risk.

Special Situation Risks-
------------------------
The Fund invests in "special situations". Special situations often involve much greater risk than is found in the normal course of investing. These risks result from the subjective nature of determining what a special situation is. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company's price that the Fund's Advisor expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Foreign Securities Risk.
------------------------
Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. Dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

Short Selling Risks-
--------------------
The Fund engages in short selling, which involves special risks and requires special investment expertise.

THE FUND'S PAST PERFORMANCE HISTORY

BECAUSE THIS IS A NEW FUND THAT DOES NOT YET HAVE AN OPERATING HISTORY, A PERFORMANCE BAR CHART AND TABLE DESCRIBING THE FUND'S ANNUAL PERFORMANCE AND COMPARING THAT PERFORMANCE TO APPROPRIATE INDICES IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE FUND

THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  CLASS A1     CLASS B2       CLASS C
-----------------------------------------                  --------     --------       -------
Maximum Sales Charge (Load) Imposed on Purchases             5.50%         None          None

Maximum Deferred Sales Charge (Load)                          None        5.00%         1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                             None         None          None

Redemption Fees3                                              None         None          None

Exchange Fees                                                 None         None          None

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------
Type of Fee
-----------
                                                           Class A        Class B      Class C
                                                           -------        -------      -------
Management Fees4                                            1.25%          1.25%        1.25%
Distribution & Servicing (12b-1) Fees5                      0.25%          1.00%        1.00%
Other Expenses6                                             0.50%          0.50%        0.50%
                                                            -----          -----        -----
Total Annual Fund Operating Expenses7                       2.00%          2.75%        2.75%
                                                            =====          =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC")of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00 for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer
4. Management fees include a fee of 1.25% for investment advisory services to the Investment Advisor, Quaker Funds, Inc., of which a fee of 0.95% is paid to the Fund's sub-Advisor, Sectoral Asset Management, Inc., by Quaker Funds, Inc.
5. The Fund's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Because this is a new Fund, Total Annual Operating Expenses are good faith estimates.

EXPENSE EXAMPLE

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                                           ONE YEAR           THREE YEARS
                                           --------           -----------
CLASS A                                      $742                $1,143
CLASS B                                      $789                $1,174
CLASS C                                      $380                 $ 853

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                                           ONE YEAR           THREE YEARS
                                           --------           -----------
CLASS A                                      $723                $1,085
CLASS B                                      $278                 $ 853
CLASS C                                      $278                 $ 853

ADDITIONAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

General
-------
The Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Portfolio Turnover
------------------
The Fund generally purchases securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever the Advisor believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Options and Other Derivatives
-----------------------------
The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Advisor's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Foreign Securities
------------------
The Fund may invest up to 30% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Advisor generally selects foreign securities on a stock-by-stock basis based on total-return potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Short Sales
-----------
The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, NASDAQ Biotech Index, Standard & Poor's Depository Receipts (SPDRs), Diamonds, NASDAQ 100, and Merrill Lynch HOLDRs. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

WHO MANAGES THE FUND

THE INVESTMENT ADVISOR

Quaker Funds, Inc. ("QFI") serves as Investment Advisor to the Fund under a written agreement with the Trust. The shareholders of the Fund have approved the agreement. QFI is a Pennsylvania corporation doing business and registered with the Securities and Exchange Commission ("SEC") as an investment Advisor.

QFI's address is 1288 Valley Forge Road, Suite 76, Valley Forge, PA 19482. QFI is controlled by Jeffry H. King, Laurie Keyes and Kevin Mailey who together own 100% of QFI's outstanding shares. Mr. King, Ms. Keyes and Mr. Mailey are also Trustees of the Trust. Mr. King is President of the Trust and serves as Chairman of the Board.

Kevin Mailey is President of QFI and is responsible for the day-to-day activities of QFI. Mr. Mailey has been an investment professional for more than 25 years. Mr. Mailey has been recently elected as a Trustee of the Quaker Investment Trust, subject to the approval of the Trust's shareholders. Prior to joining the Quaker Group, Mr. Mailey was a principal of the William Penn Funds and Neuberger Berman, and was a top producing sales representative of the John Hancock Trust. Mr. King, Ms. Keyes and Mr. Mailey are also Trustees of the Quaker Investment Trust, and are therefore considered "affiliated persons" of the Fund.

QFI is responsible for the overall investment operations of the Fund; it provides or arranges to provide day-to-day investment advisory services to the Fund and is primarily responsible to the Board for the conduct of the Fund's investment activities. QFI will prepare quarterly reports to the Board concerning the investment activities of the Fund (or more frequently if the Board requires). QFI is responsible for ensuring that the Fund is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

QFI is authorized to engage persons, subject to Board and shareholder approval, to serve the Fund as Sub-Advisors. These Sub-Advisors provide day-to-day investment advice and choose the securities in which the Fund will invest. The Sub-Advisors report directly to QFI, and QFI will be responsible to report to the Board for any errors or omissions made by a Sub-Advisor. For its services to the Fund, QFI receives an annual fee of 1.25%, calculated daily and paid monthly, based on the average daily net assets of the Fund, 0.95% of which is paid to the Fund's Sub-Advisor.

THE FUND'S SUB-ADVISOR
----------------------

Sectoral Asset Management, Inc. ("S.A.M."), 1000 Sherbrooke street West, Suite 2120, Montreal, Quebec, serves as sub-Advisor to the Fund pursuant to a written agreement for such services. S.A.M. was established as a Canadian corporation in October, 2000 and is registered as an investment Advisor under the Investment Advisors Act of 1940, as amended. S.A.M currently serves as investment Advisor to over $1.4 billion in assets. S.A.M. operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, pension and profit sharing plans, trusts, estates, and corporations since 2000. S.A.M. is 100 % employee owned and operated. S.A.M.'s majority shareholders are Messrs. Jerome Pfund, CFA and Michael Sjostrom CFA.

For its services to the Fund, S.A.M. receives an annual fee of 0.95%, calculated daily and paid monthly, based on the average daily net assets of the Fund, paid by the Investment Advisor, Quaker Funds, Inc. out of the fee it receives from the Fund.

THE PORTFOLIO MANAGERS

Messrs. Michael Sjostrom, CFA and Jerome Pfund, CFA head the team of investment professionals who engage in the day-to-day management of the Fund's portfolio.

Michael Sjostrom, CFA: Co-Founder, Chief Investment Officer of Sectoral Asset Management (S.A.M.). Mr. Sjostrom was born in Denmark and raised in Switzerland. He graduated in 1987 from the St. Gallen School of Economics, Law, Business and Public Administration with an M.B.A. in Finance and Economics. He joined Pictet & Cie in 1993 as a pharma analyst after working for two other Swiss banks. He has been the portfolio manager of Pictet Global Sector Biotech Fund since its inception in 1994 and was head of the pharma analyst for Pictet & Cie from 1994-2000. He is also co-founder of the Swiss Society for Investment Professionals.


Jerome Pfund, CFA: Co-Founder and Chief Executive Officer of Sectoral Asset Management. Mr. Pfund was born and raised in Switzerland. He graduated in 1987 from the St Gallen School of Economics, Law, Business and Public Administration with an MBA in Banking. He joined Pictet & Cie in 1989 as a Portfolio Manager in the bank's institutional asset management business. From 1994 until 1997, he acted as the unit's Chief Investment Officer. In 1997 he moved to Montreal, Canada to assume the function of CEO of the North American operations of Pictet & Cie. In 1996, he co-founded the Swiss Society of Investment Professionals, the Swiss local society of the Association for Investment Management and Research
(AIMR). He was also a captain of a Special Forces unit of the Swiss Army until his departure from Switzerland. In October 2000, he left Pictet & Cie to found Sectoral Asset Management together with Michael Sjostrom.

HOW TO BUY AND SELL SHARES

PRICING OF FUND SHARES
The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is based upon the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:


Net Asset Value  =    Total Net Assets - Liabilities
                      ------------------------------
                      Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's transfer agent, Mutual Shareholder Services, LLC (the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

INVESTING IN THE FUND

Variable Pricing System
-----------------------
The Fund offers three classes of shares by this prospectus. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents interests in the same portfolio of investments in that Fund.

CLASS A SHARES
Class A shares are offered at their public offering price ("POP"), which is the NAV per share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

                            SALES CHARGE       SALES CHARGE
                            AS A % OF          AS A % OF NET       DEALER
AMOUNT INVESTED             OFFERING PRICE     AMOUNT INVESTED     REALLOWANCE
---------------             --------------     ---------------     -----------
Less than   $ 49,999        5.50%              5.82%               4.75%
$50,000 to  $ 99,999        4.75%              4.99%               4.00%
$100,000 to $249,999        3.75%              3.76%               3.00%
$250,000 to $499,999        2.75%              2.76%               2.25%
$500,000 to $999,999        2.00%              2.00%               1.50%
$1,000,000 or more          1.00%              1.01%               0.75%

Citco-Quaker Fund Distributors, Inc. ("CQFD"), the Trust's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with QSI to sell shares of the Fund. The dealer's concession may be changed from time to time. CQFD may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions From Sales Charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment Advisors for their clients, broker/dealers with wrap fee accounts, registered investment Advisors or brokers for their own accounts, employees and employee related accounts of the Investment Advisor and Advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. The Funds, Investment Advisor and Advisors also reserve the right to waive sales charges for certain purchasers, if in their opinion, such waiver would benefit the Funds.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds of the Trust with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Quaker Core Value Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Quaker-Horizon Dow 30 Plus Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Quaker Funds.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at NAV without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund of your choice, and you will only incur a sales charge if you redeem shares within seven years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares, the following CDSC charges apply:

          REDEMPTION WITHIN                      CDSC AS A PERCENTAGE
                                                 OF REDEMPTION PROCEEDS
          -------------------------------------------------------------
          1st  Year.......................................5.00%
          2nd Year........................................4.00%
          3rd  Year.......................................3.00%
          4th  Year.......................................3.00%
          5th  Year.......................................2.00%
          6th  Year.......................................1.00%
          7th Year and Thereafter.........................NONE

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC Waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, and (iv) pursuant to the right of the Trust to liquidate a shareholder's account.

Conversion Feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund for each investment account, normally after 7 years. The sales charge is recoverable by the Fund through the distribution and servicing fees paid under the Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges. You should be aware that the recovery of the economic equivalent of the applicable sales charge may take longer than seven years in the event of adverse market conditions. In such an event, the 12b-1 fees applicable to Class B shares would continue until the sales charge was recovered. Thereafter, the shares would convert to Class A.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the "FEES AND EXPENSES" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for the Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of the Fund.

Under the Class A Plan, the Class A shares of the Fund compensate the Investment Advisor and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), of the Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B shares of the Fund compensate the Investment Advisor and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee), of the Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Investment Advisor and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the Investment Advisor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 fees payable on Class B shares will be paid to the Investment
Advisor for the first thirteen months after the shares are purchased. Thereafter, 0.75% of the fee is paid to the Investment Advisor to assist in the recovery of the advanced commission paid to selling brokers, and 0.25% may be paid to selling brokers that provide continuing services to the Fund's shareholders.

Under the Class C Plan, Class C shares of the Fund compensate the Investment Advisor and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee), of the Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Investment Advisor and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Investment Advisor for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees and may be renewed only by majority vote of the shareholders of the Funds' Classes or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

MINIMUM INVESTMENTS

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2000                     $100
IRAs              $1000                     $100
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2000                     $100 per month minimum
IRAs              $1000                     $100 per month minimum
--------------------------------------------------------------------------------

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial
Advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial Advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling the Trust, toll free, at 1-800-220-8888.

Purchases through Financial Services Organizations
--------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to fund of your choice, and mail the form and check to:

                           The Quaker Family of Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

Your purchase order, if accompanied by payment, will be processed upon receipt by CITCO-Quaker Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Fund's public offering price ("POP") calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                            First Union National Bank
                                 ABA # 031201467
                       For Credit to Acct # 2000011045667
                   For Further Credit to (Your Name & Acct. #)

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------
You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Funds may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-800-220-8888.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the transfer agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Funds will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Trust will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Redemption requests should be mailed via U.S. mail to:

                           The Quaker Family of Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight courier service to:

                           The Quaker Family of Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

1.   Your account number;
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Trust or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-220-8888 if you elected to use telephone redemption on your Account
Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2,000, the Trust may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

Exchange Feature
----------------
You may exchange your shares of the Fund for the same share class of any other Quaker Fund without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at the Fund's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Funds to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Trust to be an abusive practice that is not in the best interests of current shareholders of the Funds. Such a pattern may, at the discretion of the Trust, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan
--------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Funds may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, The Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Trust's Amended and Restated Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Trust Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Trust Act of 1940, as amended.

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

1. From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and

2.   From information arising from your investment in the Fund.

The Fund utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.

The Board of Trustees of the Trust has approved a Code of Ethics (the "Code") for the Fund, Investment Advisor, Sub-Advisor, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Funds' Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated July 1, 2002, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning The Fund, or to request a copy of the SAI or other documents relating to the Funds, please contact the Funds at:

                           The Quaker Family of Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                                 1-800-220-8888

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                  The Fund's Investment Trust Act File No. is:
                                    811-06260

                       STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                           555 North Lane, Suite 6160
                           Conshohocken, PA 19428-0844
                             Telephone 800-220-8888

                                  JULY 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information in addition to that contained in the prospectus of The Quaker Global Biotech+ Fund (the "Fund"), dated July 1, 2002 and should be read in conjunction with the Fund's Prospectus. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust ("Trust"), c/o Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100 or by calling 1-800-220-8888.

                                TABLE OF CONTENTS

Investment Policies and Restrictions
Investment Restrictions
Investment Advisor
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Independent Accountants
Distribution Plan
General Information
Financial Statements

--------------------------------------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

In addition to its primary investments, the Fund may invest in the following:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS ("Repos") In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund, and the Fund may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

CASH RESERVES The Fund may hold up to 15% of its net assets in cash to meet liquidity needs.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

OTHER INVESTMENT LIMITATIONS
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

EQUITY SECURITIES The Fund may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. The Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolio of the Fund will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market. Under normal conditions, at least 85% of the Fund's total assets will be invested in equity securities. Warrants and rights are excluded for purposes of this calculation.

FOREIGN SECURITIES The Fund may invest up to 25% of its net assets in foreign securities.

SHORT-TERM INVESTMENTS The Fund also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, the Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds will write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. For temporary defensive purposes, an Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Fund's normal investment approach and invest up to 100% of the net assets of the Fund in these instruments.

U.S. GOVERNMENT SECURITIES The Funds may invest a portion of its portfolio in U.S. Government Securities, as defined above.

REPURCHASE AGREEMENTS The Funds may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash, or a loss in value due to a decline in the value of the securities held.

INVESTMENT COMPANIES In order to achieve its investment objective, the Funds may invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies.

ILLIQUID INVESTMENTS The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

SPECIAL SITUATIONS The Funds may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Funds will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Funds may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Because these are new Funds, an annual portfolio turnover percentage is not available, but the Advisors expects the Fund's annual portfolio turnover to be less than 100%

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of the Fund as defined in the Investment Trust Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, the Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets (except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus);

(2) Invest for the purpose of exercising control or management of another issuer;

(3) Purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) Make short sales of securities or maintain a short position, except short sales "against the box", and except that the Fund may engage in short sales of securities to the extent described in the Prospectus and this SAI; (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short);

(6) Participate on a joint or joint and several basis in any trading account in securities; or

(7) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities; and

(8) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry; except that the Fund will invest not less than 25% of its assets in a single market sector. .

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, the Funds:

(1) May not invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) May not invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) May not invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) May not write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Funds may engage in certain transactions in options to the extent described in the Prospectus and this SAI);

(5) May not invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value;

(6) May not purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions;

                               INVESTMENT ADVISORS

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

General Advisor Duties
----------------------
The Investment Advisor and Advisors supervise and implements the investment activities of the Funds, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and each Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Fund are managed by the Fund's Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of Trust   Other
                                                                                                     Portfolios        Directorships
                                Position(s)      Term of Office &                                    Overseen by       Held by
                                Held with the    Length of Time        Principal Occupation(s)       Trustee or        Trustee or
Name, Address & Date of Birth   Trust            Served                During Past 5 Years           Nominee           Nominee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King Sr. (1)      Interested       Each Trustee serves   President & CEO of Quaker        12             None
                                Trustee,         for an indefinite     Securities, Inc., 1288
1288 Valley Forge Road, Suite   Chairman of      period of time.       Valley Forge Road, Suite
75, Valley Forge, PA  19482     the Board of     Mr. King has served   75, Valley Forge, Pa
                                Trustees         as a trustee since    19482, an institutional
(12-06-42)                                       November, 1996.       broker/dealer firm, since
                                                 Mr. King was          1990.  Shareholder and
                                                 re-elected by the     Chairman of the Board of
                                                 Trust's               Directors of Quaker Funds,
                                                 shareholders on       Inc., 1288 Valley Forge
                                                 February 8, 2002.     Road, Suite 71, Valley
                                                                       Forge, Pa  19482, currently
                                                                       Investment Advisor to the
                                                                       Quaker Family of Funds,
                                                                       since 1996.  Co-Chairman of
                                                                       the Board and shareholder
                                                                       of Citco-Quaker Fund
                                                                       Services, Inc., 1288 Valley
                                                                       Forge Road, Suite 88,
                                                                       Valley Forge, Pa  19482,
                                                                       transfer agent to the
                                                                       Trust, since May, 2001.
------------------------------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes  (2)           Interested       Each Trustee serves   Shareholder and Chief            12             None
                                Trustee,         for an indefinite     Financial Officer of Quaker
1288 Valley Forge Road, Suite   Secretary        period of time.       Funds, Inc., currently
75, Valley Forge, PA  19482                      Ms. Keyes has         Investment Advisor to the
                                                 served as a trustee   Quaker Family of Funds,
(12-10-49)                                       since November,       since 1996.
                                                 1996.  Ms. Keyes
                                                 was re-elected by
                                                 the Trust's
                                                 shareholders on
                                                 February 8, 2002.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech  (3)       Interested       Each Trustee serves   Chairman and CEO, Pico           12             None
                                Trustee, Vice    for an indefinite     Products, Inc., a
One Tower Bridge, Suite 501     Chairman of      period of time.       manufacturing firm, One
West Conshohocken,              the Board,       Mr. Keech has         Tower Bridge, Suite 501
Pennsylvania  19428             President &      served as a trustee   West Conshohocken,
                                Treasurer        since November,       Pennsylvania, since 1994.
(02-23-40)                                       1996.  Mr. Keech      Shareholder of Citco-Quaker
                                                 was re-elected by     Fund Services, Inc.,
                                                 the Trust's           transfer agent to the
                                                 shareholders on       Trust, since May, 2001.
                                                 February 8, 2002.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of Trust   Other
                                                                                                     Portfolios        Directorships
                                Position(s)      Term of Office &                                    Overseen by       Held by
                                Held with the    Length of Time        Principal Occupation(s)       Trustee or        Trustee or
Name, Address & Date of Birth   Trust            Served                During Past 5 Years           Nominee           Nominee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey  (4)        Interested       Each Trustee serves   Principal of Quaker Funds,       12             None
                                Trustee          for an indefinite     Inc. since October, 1999.
1288 Valley Forge Road, Suite                    period of time.       Elected president of Quaker
71, Valley Forge, PA  19482                      Mr. Mailey elected    Funds, Inc. in September,
                                                 by the Trust's        2001.  Shareholder of
(09-06-52)                                       shareholders on       Quaker Funds, Inc.
                                                 February 8, 2002.     Shareholder of Citco-Quaker
                                                                       Fund Services, Inc. since
                                                                       May, 2001.  Marketing
                                                                       Director of Meridian
                                                                       Investments from October,
                                                                       1997 to June, 1999.
                                                                       Principal and Marketing
                                                                       Director of the William
                                                                       Penn Funds from December,
                                                                       1989 to June, 1997.
                                                                       Graduate of Notre Dame
                                                                       University.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor, III        Independent      Each Trustee serves   President, Ashley                12             None
                                Trustee          for an indefinite     Development Company, 961
961 Marcon Boulevard, Suite                      period of time.       Marcon Boulevard, Suite
300, Allentown, Pennsylvania                     Mr. Pektor has        300, Allentown,
                                                 served as a trustee   Pennsylvania, a commercial
(01-18-51)                                       since November,       real estate development
                                                 1996.  Mr. Pektor     company,  since 1993.  Also
                                                 was re-elected by     President, Greystone
                                                 the Trust's           Capital, Allentown,
                                                 shareholders on       Pennsylvania since 1993.
                                                 February 8, 2002      Previously, Executive Vice
                                                                       President, Wall Street
                                                                       Mergers & Acquisitions,
                                                                       Allentown, Pennsylvania.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Mark L. Singel              Independent      Each Trustee serves   President, Public Affairs        12             None
                                Trustee          for an indefinite     Management, 305 North Front
305 North Front Street,                          period of time.       Street, Harrisburg, PA
Harrisburg, PA  17108                            Mr. Singel was        17108, a political
                                                 elected by the        consulting firm, since
(09-15-53)                                       Trust's               1994.  Formerly Lieutenant
                                                 shareholders on       Governor of the
                                                 February 8, 2002.     Commonwealth of
                                                                       Pennsylvania; also served
                                                                       as a State Senator for PA
                                                                       and Chairman of the PA
                                                                       Democratic Party.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of Trust   Other
                                                                                                     Portfolios        Directorships
                                Position(s)      Term of Office &                                    Overseen by       Held by
                                Held with the    Length of Time        Principal Occupation(s)       Trustee or        Trustee or
Name, Address & Date of Birth   Trust            Served                During Past 5 Years           Nominee           Nominee
------------------------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A. Basora     Independent      Each Trustee serves   President of the Eisenhower      12             Governor of
(ret.)                          Trustee          for an indefinite     Exchange Fellowships, 256                            the
                                                 period of time.       South 16th Street,                              Philadelphia
256 South 16th Street,                           Amb. Basora was       Philadelphia, PA  19102,                            Stock
Philadelphia, PA  19102,                         elected by the        since 1996.  The                                Exchange and
since 1996                                       Trust's               Fellowship's mission is to                      a director of
                                                 shareholders on       enhance progress and mutual                          C&D
(07-18-38)                                       February 8, 2002.     understanding through                           Technologies.
                                                                       linkages among leaders in
                                                                       key fields throughout the
                                                                       world.  Previously served
                                                                       as U.S. Ambassador to the
                                                                       Czech Republic from 1992
                                                                       through 1995.  Served as
                                                                       National Security Council
                                                                       Director for European
                                                                       Affairs at the White House
                                                                       from 1989 to 1991.
                                                                       Ambassador Basora's
                                                                       affiliations include the
                                                                       Council on Foreign
                                                                       Relations, the Foreign
                                                                       Policy Research Institute
                                                                       and the Foundation for a
                                                                       Civil Society.  Ambassador
                                                                       Basora holds an MPA degree
                                                                       from Princeton University
                                                                       and undergraduate degrees
                                                                       from the Istitut d'Etudes
                                                                       Politiques in Paris and
                                                                       from Fordham University.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of Trust   Other
                                                                                                     Portfolios        Directorships
                                Position(s)      Term of Office &                                    Overseen by       Held by
                                Held with the    Length of Time        Principal Occupation(s)       Trustee or        Trustee or
Name, Address & Date of Birth   Trust            Served                During Past 5 Years           Nominee           Nominee
------------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara             Independent      Each Trustee serves   Managing Director and            12             None
                                Trustee          for an indefinite     President, Millennium
30 Valley Stream Parkway,                        period of time.       Capital Advisors, Inc., 30
Malvern, PA  19355                               Mr. Mara was          Valley Stream Parkway,
                                                 elected by the        Malvern, PA  19355, an
(05-05-55)                                       Trust's               asset management firm,
                                                 shareholders on       since 2000.  Previously
                                                 February 8, 2002.     principal, Vanguard
                                                                       Fiduciary Trust Company,
                                                                       The Vanguard Group, Valley
                                                                       Forge, PA, from 1997 to
                                                                       1999.  District Manager and
                                                                       Senior Vice President,
                                                                       Merrill Lynch Trust
                                                                       Company, 1995 to 1997.
                                                                       Served in various
                                                                       increasingly responsible
                                                                       roles within Merrill Lynch
                                                                       from 1986 to 1997.  Mr.
                                                                       Mara also served in the
                                                                       U.S. Army Intelligence and
                                                                       Security Command in
                                                                       Augsburg, Germany from
                                                                       1976-1980.  Mr. Mara holds
                                                                       an MBA in management from
                                                                       The American University,
                                                                       Washington, DC and a BA in
                                                                       Business Communications
                                                                       from Emerson College,
                                                                       Boston, MA
------------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton            Independent      Each Trustee serves   Principal and Senior             12             None
                                Trustee          for an indefinite     Insurance Broker for Robert
123 West Lancaster Avenue,                       period of time.       J. McAllister Agency, Inc.,
Wayne PA  19087                                  Mr. Brinton was       123 West Lancaster Avenue,
                                                 elected by the        Wayne PA  19087, a
(07-03-54)                                       Trust's               commercial insurance
                                                 shareholders on       brokerage firm, since
                                                 February 8, 2002.     1979.  Mr. Brinton holds a
                                                                       BA in business from
                                                                       Marietta College and
                                                                       licenses as a property and
                                                                       casualty broker and life,
                                                                       accident and health agent.
------------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, is a shareholder of Quaker Securities, Inc., holds and equity interest in Quaker Funds, Inc., and serves as a senior officer to Quaker Securities, Inc. and serves as a director of Quaker Funds, Inc. and Citco-Quaker Fund Services, Inc.
(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust.
(3) Mr. Keech is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust.
(4) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, and he serves as President of Quaker Funds, Inc.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Compensation
------------
The officers of the Trust do not receive ongoing compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $2000 per meeting attended in person and $100 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. For the Trust's fiscal year ending June 30, 2001, the Trust paid the following fees to Trustees:

Name of Trustee          Compensation   Pension    Annual     Total Compensation
                         from Company   Benefits   Benefits   Paid to Trustee
--------------------------------------------------------------------------------
Everett T. Keech         $4000          None       None       $4000
Trustee

Laurie Keyes             None           None       None       None
Trustee

Jeffry H. King           None           None       None       None
Trustee

Louis P. Pektor III      $4,000         None       None       $4,000
Trustee

Mark Singel              $1,250         None       None       $1,250
Trustee

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

These are new Funds. Prior to the effective date of the Fund, that Fund's Advisor intends to purchase all of the Fund's outstanding shares and will be then deemed to "control" the Fund.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of the Fund's shares will be made at net asset value ("NAV") less any applicable CDSC. The Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. The Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
-------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distribute at least 90% of their net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor or Sub-Advisor. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. The Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds, the Advisor, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Fund's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors in securities held or to be acquired by the Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                    CUSTODIAN

First Union National Bank (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal years ended June 30, 1999, 2000 and 2001, respectively, the Fund paid custodial fees as follows:

                                    2001             2000              1999
                                    ----             ----              ----

Core Equity                         $14,959          $8,397            $4,017
Aggressive Growth                   $16,753          $8,922            $5,253
Mid-Cap Value                       $4,246           $5,406            $2,059
Small-Cap Value                     $8,902           $9,164            $4,683
Small-Cap Growth                    $7,179           NA                NA
Fixed Income                        $3,692           $3,796            $1,267
High Yield                          $2,470           NA                NA
Science & Technology                NA               NA                NA

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Fund's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust, dated July 1, 2001. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 1999, 2000, and 2001, the Funds paid aggregate transfer agent fees of $43,404, $77,840 and $113,430, respectively to Declaration Service Company.

                                 ADMINISTRATION

CQFS also acts as administrator to the Trust pursuant to a written agreement with the Trust. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 1999, 2000 and 2001, the Trust paid aggregate administration fees of $43,404, $56,915 and $247,244, respectively.

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to July 1, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, CQFD is paid an annual fixed of $20,000 fee by the Trust. CQFD also retains certain underwriting concessions from the sale of Fund shares.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, serves as independent accountants for the Funds, and will audit the annual financial statements of the Funds, prepare the Fund's federal and state tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby each share class of the Funds is authorized to pay a fee per annum of the Fund's average daily net assets to the Sponsor and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operating as a diversified, open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of six series and the number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the Fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Amended and restated Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Funds will send to each shareholder having an account directly with the Fund, a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated by reference to the Trust's latest audited annual report, dated June 30, 2001, and unaudited semi-annual report, dated December 31, 2001. The Trust's annual report has been audited by Briggs, Bunting & Dougherty, LLP, independent auditors. You may receive a copy of either report, free of charge, by contacting the Trust.

                                     PART C
                             QUAKER INVESTMENT TRUST
                                    FORM N-1A
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Declaration   of   Trust   -   Amended   and   Restated    Declaration   of
     Trust-Incorporated by reference; filed 8/29/96

(b) By-Laws - Amended and Restated By-Laws- Incorporated by reference; filed 8/29/96

(c)  Not Applicable

(d)  Investment Advisory Agreements:

     (1) Master Investment Advisory Agreement, dated January 15, 2002 between the Trust and Quaker Funds, Inc.- - Incorporated by reference to the Trust's Definitive Proxy, filed on December 28, 2001.

     (2) Sub-Advisory Agreement for Sectoral Asset Management, Inc.- - filed herein.

(e)  Distribution Agreements:

     (1)  Distribution   Agreement   between  the  Registrant  and   Declaration
          Distributors, Inc.- Incorporated by reference; filed 10/26/98.

     (2) Distribution Agreement between Registrant and Quaker Securities, Inc.- previously filed on August 13, 2001 as Exhibit 23E to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

     (3)  Distribution   Agreement  between  Registrant  and  Citco-Quaker  Fund
          Distributors, Inc.- filed herein.

(f)      Not Applicable

(g)      Custodian Agreement - Incorporated by reference; filed 9/5/97

(h)      Other Material Contracts -

     (1) Investment Services Agreement between the Registrant and Declaration Services Company- Incorporated by reference; filed 10/26/98

     (2) Sponsorship Agreement between the Trust and Quaker Funds, Inc.- Incorporated by reference; filed 9/05/97

     (3) Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - previously filed on August 13, 2001 as Exhibit 23H(1) to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

(i) Opinion and Consent of Counsel - previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

(j)  Other Opinions - Not Applicable

(k)  Not Applicable

(l)  Not Applicable

(m)  Rule 12b-1 Plans:

     1. Amended Plan of Distribution under Rule 12b-1 for Class A Shares of the Trust-filed herein.

     2. Amended Plan of Distribution under Rule 12b-1 for Class B Shares of the Trust-filed herein.

     3. Amended Plan of Distribution under Rule 12b-1 for Class C Shares of the Trust-filed herein.

(n)  Financial Data Schedule - Not Applicable

(o)  Rule 18f-3 Plan - Incorporated by reference; filed 9/05/97

(p)  Code of Ethics-

     (1) Code of Ethics for Trust, Citco-Quaker Fund Distributors, Inc. and Quaker Funds, Inc.--filed herein

     (2)  Code of Ethics for Sectoral Asset Management, Inc.--filed herein.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          No person is controlled by or under common control with Registrant.

ITEM 25.  Indemnification
          ---------------

          Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto: Article VII, Sections 5.4 of the Registrant's Declaration of Trust, Article XIV Section 8(b) of the Registrant's Investment Advisory Agreements,
          Section 8(b) of the Registrant's Administration Agreement, and Section
          (6) of the Registrant's Distribution Agreements. The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.  Business and other Connections of Investment Advisors
          -----------------------------------------------------

          See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.

ITEM 27.  Principal Underwriter
          ---------------------

          (a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for The Quaker Family of Funds. As such, CQFD is obligated to offer shares of the Funds only upon orders received therefor. The Fund continuously offers shares. CQFD serves as underwriter or distributor for other investment companies. Prior to June 30, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428, served as underwriter and distributor for The Quaker Family of Funds. For the Trust's fiscal years ending June 30, 1999, 2000 and 2001, DDI received $20,000.00, $20,000.00 and $20,000.00, respectively in aggregate underwriting fees.

          (b) No control person of DDI has any affiliation with the Trust, any Fund of the Trust, or any Advisor or Sub-Advisor to the Trust. Mr. Jeffry H. King, Sr. has an equity interest in CQFD.

          (c)  Not applicable

ITEM 28.  Location of Accounts and Records
          --------------------------------

          All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco-Quaker Fund Services, Inc., Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Sponsor/Investment Advisor to the Registrant Quaker Funds, Inc. The address of Citco-Quaker Fund Services, Inc. is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.The address of Quaker Funds, Inc. is 1288 Valley Forge Road, Suite 71, Valley Forge, PA 19428.

ITEM 29.  Management Services.
          -------------------

          The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco-Quaker Fund Services, Inc. are discussed in Part B hereof.

ITEM 30.  Undertakings.
          ------------

          The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, State of Pennsylvania on the 17th day of May, 2002.

                  QUAKER INVESTMENT TRUST
                  By: /s/ Jeffry H. King
                      ------------------
                  Trustee & Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Everett T. Keech                                        May 21, 2002
---------------------------------------
EVERETT T. KEECH, TRUSTEE,
PRESIDENT AND TREASURER


/s/ Laurie Keyes                                            May 21, 2002
---------------------------------------
LAURIE KEYES, TRUSTEE AND SECRETARY


/s/ Jeffry H. King                                          May 21, 2002
---------------------------------------
JEFF KING, TRUSTEE AND CHAIRMAN


/s/ Louis P. Pektor III                                     May 21, 2002
---------------------------------------
LOUIS P. PEKTOR III, TRUSTEE


/s/ Mark L. Singel                                          May 21, 2002
---------------------------------------
MARK L. SINGEL, TRUSTEE


/s/ Amb. Adrian A. Basora                                   May 21, 2002
---------------------------------------
ADRIAN A. BASORA, TRUSTEE


/s/ James R. Brinton                                        May 21, 2002
---------------------------------------
JAMES R. BRINTON, TRUSTEE


/s/ G. Michael Mara                                         May 17, 2002
---------------------------------------
G. MICHAEL MARA, TRUSTEE


/s/ Kevin J. Mailey                                         May 21, 2002
---------------------------------------
KEVIN J. MAILEY, TRUSTEE

EXHIBIT INDEX

EX-23D(2)-  SUB-INVESTMENT  ADVISORY  AGREEMENT WITH SECTORAL ASSRT  MANAGEMENT,
INC.

EX-23E(3)- DISTRIBUTION AGREEMENT WITH CITCO-QUAKER FUND DISTRIBUTORS, INC.

EX-23M(1)- AMENDED PLAN OF DISTRIBUTION FOR CLASS A SHARES

EX-23M(2)- AMENDED PLAN OF DISTRIBUTION FOR CLASS B SHARES

EX-23M(3)- AMENDED PLAN OF DISTRIBUTION FOR CLASS C SHARES

EX-23P(1)- CODE OF ETHICS FOR THE TRUST, ADVISOR & DISTRIBUTOR

EX-23P(2)- CODE OF ETHICS FOR SECTORAL ASSET MANAGEMENT, INC.

EX-23D(2)-  SUB-INVESTMENT  ADVISORY  AGREEMENT WITH SECTORAL ASSRT  MANAGEMENT,
INC.